Other financial assets, current	12 Months Ended
Mar. 31, 2023
Other Financial Assets Current
Other financial assets, current

27 Other financial assets, current

	March 31,
	2022	2023
Interest accrued on term deposits	962	1,668
Security deposits (net of allowance)	12,800	12,735
Loans to joint venture (net of allowance) ( refer to note 41)	-	-
Others (includes Government Grant)	54,594	54,594
Total	68,356	68,997

Security deposit represents amount paid to landlord for the leased premises. As on March 31, 2023, remaining tenure for security deposits ranges from 1 month to 5.5 years.

In the statement of cash flows, interest reinvested in term deposits INR 10,025 (March 31, 2022: 5,547) has been adjusted against interest received under investing activities, i.e., treated as non-cash transactions.

The movement in the allowance for doubtful other financial assets:

	March 31,
	2022	2023
Balance at the beginning of the year	5,414	78,133
Provisions accrued during the year*	72,719	1,741
Amount written off during the year	-	(1,578)
Provision moved from allowance for doubtful trade and other receivables (refer note 26)	-	429
Balance at the end of the year	78,133	78,725

*	includes amount of INR 1,000 (March 31, 2022: INR 72,719) provision for impairment on loans to joint venture (refer note 14)

The movement in the Government Grant during the year was as follows:

	March 31,
	2022	2023
At 1 April	98,046	54,594
Recorded/ (trued- up) in statement of profit or loss	(14,631)	-
Received during the year	(28,821)	-
Effect of movement in exchange rate	-	-
At 31 March	54,594	54,594

There are no unfulfilled conditions or contingencies attached to these grants.